Bank Loans and issuance of Debt Securities - Summary of Issuance of Debt Securities (Parenthetical) (Detail) - MXN ($) $ in Thousands														12 Months Ended
	Nov. 07, 2023	Sep. 03, 2023	Mar. 27, 2023	Jan. 10, 2023	Sep. 26, 2022	Mar. 17, 2022	May 07, 2021	Jun. 25, 2020	Feb. 13, 2020	Mar. 29, 2019	Nov. 09, 2017	Apr. 06, 2017	Feb. 20, 2015	Dec. 31, 2023	Sep. 27, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 15, 2021
Disclosure of debt securities [line items]
Issuance of debt securities														$ 31,255,588		$ 26,457,588	$ 22,500,000
Derivative financial instrument basis points		310.00%	22.00%												25.00%
Maturity period	12 months	5 years		18 months
Unsecured Debt GAP-15-2 [Member] | Fixed Rate Interest [Member]
Disclosure of debt securities [line items]
Issuance of debt securities													$ 1,500,000	$ 1,500,000		1,500,000	1,500,000
Maturity period													10 years
Maturity date													Feb. 07, 2025
Interest rate													7.08%
Unsecured Debt GAP-17 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities			$ 602,000
Unsecured Debt GAP-17 [Member] | TIIE Rate Plus 49 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities												$ 1,500,000					1,500,000
Borrowings interest rate basis														28-day TIIE plus 49 basis points
Derivative financial instrument basis points												49.00%
Maturity period												5 years
Unsecured Debt GAP-17-2 [Member] | TIIE Rate Plus 44 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities											$ 2,300,000						2,300,000
Borrowings interest rate basis														28-day TIIE plus 44 basis points
Derivative financial instrument basis points											44.00%
Maturity period											5 years
Unsecured Debt GAP-19 [Member] | TIIE Variable Rate Plus 45 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities										$ 3,000,000
Borrowings interest rate basis														28-day TIIE plus 45 basis points
Derivative financial instrument basis points										45.00%
Maturity period										5 years
Interest rate														11.5035%
Unsecured Debt GAP-20 [Member] | TIIE Rate Plus 17 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities									$ 3,000,000
Borrowings interest rate basis														28-day TIIE plus 17 basis points
Derivative financial instrument basis points									17.00%
Maturity period									5 years
Interest rate														11.5035%
Unsecured Debt GAP-20-2 [Member] | TIIE Plus 85 Basis Points [Member]
Disclosure of debt securities [line items]
Issuance of debt securities								$ 602,000								602,000	602,000
Borrowings interest rate basis														28-day TIIE plus 85 basis points
Derivative financial instrument basis points								85.00%
Maturity period								3 years
Unsecured Debt GAP-20-3 [Member] | Fixed Rate Interest [Member]
Disclosure of debt securities [line items]
Issuance of debt securities								$ 3,598,000						$ 3,598,000		3,598,000	3,598,000
Maturity period								7 years
Interest rate								8.14%
Unsecured Debt GAP-21 [Member] | TIIE Plus 60 Basis Points [Member]
Disclosure of debt securities [line items]
Issuance of debt securities							$ 2,500,000							$ 2,500,000		2,500,000	2,500,000
Borrowings interest rate basis														28-day TIIE plus 60 basis points
Derivative financial instrument basis points							60.00%
Maturity period							4 years
Interest rate														11.5035%
Unsecured Debt GAP-21-2 [Member] | Fixed Rate Interest [Member]
Disclosure of debt securities [line items]
Issuance of debt securities														$ 3,000,000		3,000,000	3,000,000
Unsecured Debt GAP-21-2 [Member] | Variable rate interest [Member]
Disclosure of debt securities [line items]
Issuance of debt securities							$ 3,000,000
Maturity period							7 years
Interest rate							7.91%
Unsecured Debt GAP-21V [Member] | TIIE Plus 25 Basis Points [Member]
Disclosure of debt securities [line items]
Issuance of debt securities														$ 1,500,000		1,500,000	$ 1,500,000	$ 1,500,000
Borrowings interest rate basis														28 days at a variable rate of TIIE-28 plus 25 basis points
Derivative financial instrument basis points																		25.00%
Maturity period														5 years
Maturity date														Oct. 09, 2026
Interest rate														11.5035%
Unsecured Debt GAP-22 [Member] | TIIE Rate Plus 18 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities						$ 2,000,000								$ 2,000,000		2,000,000
Borrowings interest rate basis														TIIE-28 plus 18 basis points
Maturity period						5 years								5 years
Interest rate														11.5035%
Unsecured Debt GAP-22-2 [Member] | Fixed Rate Interest [Member]
Disclosure of debt securities [line items]
Issuance of debt securities						$ 3,000,000								$ 3,000,000		3,000,000
Maturity period						10 years
Interest rate						9.67%
Unsecured Debt GAP-22L [Member] | TIIE Rate Plus 26 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities					$ 2,757,588									$ 2,757,588		$ 2,757,588
Borrowings interest rate basis														TIIE-28 plus 26 basis points
Derivative financial instrument basis points					26.00%
Maturity period					5 years
Interest rate														11.5035%
Unsecured Debt GAP 23-L [Member] | TIIE Rate Plus 26 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities														$ 1,120,000
Unsecured Debt GAP 23-L [Member] | TIIE Rate Plus 2 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities			$ 1,120,000
Borrowings interest rate basis														TIIE-28 plus 2 basis points
Derivative financial instrument basis points			2.00%
Maturity period			4 years
Interest rate														11.5035%
Unsecured Debt GAP 23-2L [Member] | Fixed Rate Interest [Member]
Disclosure of debt securities [line items]
Issuance of debt securities			$ 4,280,000
Maturity period			7 years
Interest rate			9.65%
Unsecured Debt GAP 23-2L [Member] | TIIE Rate Plus 26 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities														$ 4,280,000